Document and Entity Information	Dec. 08, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 08, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-33767
Entity Registrant Name	Lumber Liquidators Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1310817
Entity Address, Address Line One	4901 Bakers Mill Lane
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	800
Local Phone Number	463-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001396033
Amendment Flag	false